CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (3,033)	$ 35,076	[1]	$ 36,858	[1]
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	10,991	10,291		10,978
Capital loss from disposal of property and equipment and impairment of held for sale asset	651	181		461
Stock-based compensation of options	1,304	1,282		2,135
Accrued severance pay, net	26	242		361
Exchange rate differences on long-term loan				(12)
Deferred taxes, net	1,744	(867)		(14,883)
Decrease (increase) in trade receivables, net	(11,205)	19,332		(1,323)
Decrease (increase) in contract assets	21,412	(18,489)	[1]	32,228	[1]
Decrease (increase) in other assets and receivables	(247)	8,941		1,511
Decrease (increase) in inventories	2,449	(5,050)		(8,076)
Decrease in trade payables	(711)	(157)		(3,884)
Decrease in accrued expenses	(1,482)	(7,463)	[1]	(18,149)	[1]
Decrease in advances from customers and deferred revenues	(917)	(1,535)	[1]	(896)	[1]
Increase (decrease) in other liabilities	(2,079)	1,376		(2,527)
Net cash provided by operating activities	18,903	43,160		34,782
Cash flows from investing activities:
Purchase of property and equipment	(8,933)	(4,716)		(7,982)
Investment in short-term deposits	(2,159)
Net cash used in investing activities	(11,092)	(4,716)		(7,982)
Cash flows from financing activities:
Proceeds from exercise of stock options				375
Repayment of long-term loans	(4,000)	(4,096)		(4,447)
Dividend payment	(35,003)	(19,999)		(24,864)
Net cash used in financing activities	(39,003)	(24,095)		(28,936)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(303)	(360)		(99)
Increase (decrease) in cash, cash equivalents and restricted cash	(31,495)	13,989		(2,235)
Cash, cash equivalents and restricted cash at the beginning of the year	115,958	101,969		104,204
Cash, cash equivalents and restricted cash at the end of the year (a)	84,463	115,958		101,969
Supplementary disclosure of cash flows activities:
Interest	98	293		509
Taxes on income	1,191	1,084		1,580
(B) Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	2,426	285		1,449
Reclassification from property and equipment to inventories		155		680
New operating lease assets obtained in exchange for operating lease liabilities	$ 913	3,175		$ 1,469
Dividends declared		$ 35,003

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.